INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax Expense
The components of income tax expense are as follows for the years ended December 31:

	2013	2012
	(In Thousands)
Current:
Federal	$(72)	$541
State	1	2
	(71)	543

Deferred:
Federal	205	164
State	-	-
	205	164
Total income tax expense	$134	$707

Differences Between Statutory Federal Income Tax Rate and Effective Tax Rates
The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2013	2012
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(23.2)	(9.2)
Other	(0.2)	0.9
Effective tax rates	10.6%	25.7%

Gross Deferred Tax Assets and Gross Deferred Tax Liabilities
The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2013	2012
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$800	$753
Deferred compensation	220	181
Impairment of operating lease	24	39
Write-down of securities	10	4
Restricted stock awards	16	12
Charitable contribution carry over	93	37
Other	80	20
Alternative minimum tax carryforward	413	368
Net unrealized holding loss on available-for-sale securities	853	-
Gross deferred tax assets	2,509	1,414

Deferred tax liabilities:
Depreciation	(250)	(131)
Deferred loan costs/fees	(413)	(286)
Mortgage servicing rights	(481)	(280)
Net unrealized holding gain on available-for-sale securities	-	(581)
Gross deferred tax liabilities	(1,144)	(1,278)
Net deferred tax asset	$1,365	$136